Tritium DCFC Limited and Controlled Entities	12 Months Ended
Jun. 30, 2023
Tritium DCFC Limited and Controlled Entities
Tritium DCFC Limited and Controlled Entities

Note 29 – Tritium DCFC Limited and Controlled Entities

Controlled entities

	Ownership interest	Ownership interest	Ownership interest	Place of
Name of entity	2023	2022	2021	incorporation
Tritium Holdings Pty Ltd	100%	100%	100%	Australia
Decarbonization Plus Acquisition Corporation II	100%	100%	0%	United States of America
Tritium America Corporation	100%	100%	100%	United States of America
Tritium Technologies LLC	100%	100%	100%	United States of America
Tritium Europe B.V	100%	100%	100%	The Netherlands
Tritium Technologies B.V	100%	100%	100%	The Netherlands
Tritium Pty Ltd	100%	100%	100%	Australia
Tritium Nominee Pty Ltd	100%	100%	100%	Australia
Tritium Technologies Limited	100%	100%	100%	The United Kingdom

Tritium America Corporation is the parent company to Tritium Technologies LLC, a foreign trading entity. Similarly, Tritium Europe BV is the parent company of the trading entity Tritium Technologies BV.